PGIM S&P 500 Buffer 12 ETF - August Annual Total Returns	12 Months Ended
Dec. 31, 2025
PGIM S&P 500 Buffer 12 ETF - August | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	14.59%